OTHER OPERATING INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income expense [Abstract]
Disclosure of detailed information for other operating expenses income [Text Block]
	2021	2020	2019
	US$’000	US$’000	US$’000

Reversal of (impairment loss) on ships (Note 13)	3,557	(5,148)	(2,904)
Reversal of (impairment loss) on right-of-use ships (Note 14)	1,046	-	(2,250)
Impairment loss on goodwill (Note 18)	(965)	-	-
Impairment loss on financial assets	(2)	(1)	-
Foreign exchange gain (loss)	95	4,868	(484)
Gain on disposal of office equipment, furniture and fittings and motor vehicles	14	-	-
Gain on disposal of right-of-use asset	104	-	-
Other operating expense	-	(12)	(886)
	3,849	(293)	(6,524)